Defined benefit plans (Detail 10) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 30,039	$ 31,390
Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[1]	$ 25,839	$ 26,656
Plan asset allocation %		100.00%	100.00%
Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 137	$ 120
Plan asset allocation %		1.00%	0.00%
Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,963	$ 2,859
Plan asset allocation %		11.00%	11.00%
Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 628	$ 667
Plan asset allocation %		2.00%	3.00%
Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7,237	$ 8,838
Plan asset allocation %		28.00%	33.00%
Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,570	$ 2,279
Plan asset allocation %		10.00%	9.00%
Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 6,194	$ 6,375
Plan asset allocation %	[2]	24.00%	24.00%
Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 892	$ 577
Plan asset allocation %	[2]	3.00%	2.00%
Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 11	$ 23
Plan asset allocation %		0.00%	0.00%
Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,659	$ 4,905
Plan asset allocation %		18.00%	18.00%
Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 549	$ 12
Plan asset allocation %		2.00%	0.00%
Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 17,190	$ 18,386
Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		137	120
Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		628	667
Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5,721	7,507
Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,570	2,279
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	6,194	6,375
Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	892	577
Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		518	861
Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		531	0
Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		8,649	8,270
Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,963	2,859
Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,515	1,331
Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		11	23
Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		4,142	4,044
Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		18	12
UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,032	$ 3,469
Plan asset allocation %		100.00%	100.00%
UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 143	$ 163
Plan asset allocation %		5.00%	5.00%
UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,604	$ 1,709
Plan asset allocation %	[2]	53.00%	49.00%
UK plan | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 0	$ 1
Plan asset allocation %	[2]	0.00%	0.00%
UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 26	$ 31
Plan asset allocation %		1.00%	1.00%
UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 658	$ 1,046
Plan asset allocation %		22.00%	30.00%
UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 680	$ 724
Plan asset allocation %	[2]	22.00%	21.00%
UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 15	$ 21
Plan asset allocation %	[2]	0.00%	1.00%
UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 258	$ 147
Plan asset allocation %	[2]	9.00%	4.00%
UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 51	$ 57
Plan asset allocation %	[2]	2.00%	2.00%
UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 131	$ 131
Plan asset allocation %		4.00%	4.00%
UK plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 1
Plan asset allocation %		0.00%	0.00%
UK plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 22	$ 0
Plan asset allocation %		1.00%	0.00%
UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (556)	$ (563)
Plan asset allocation %	[3]	(18.00%)	(16.00%)
UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,900	$ 3,341
UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		143	163
UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,604	1,709
UK plan | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	1
UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		26	31
UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		658	1,046
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	587	641
UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	15	21
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	258	147
UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	51	57
UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		102	103
UK plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	(4)
UK plan | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		21	0
UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(565)	(575)
UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		132	127
UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	93	83
UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		28	28
UK plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	5
UK plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2	0
UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	9	11
US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,168	1,265
US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,168	$ 1,265
Plan asset allocation %		100.00%	100.00%
US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 27	$ 76
Plan asset allocation %		2.00%	6.00%
US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 462	$ 200
Plan asset allocation %	[2]	40.00%	16.00%
US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2	$ 10
Plan asset allocation %	[2]	0.00%	1.00%
US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 92	$ 46
Plan asset allocation %	[2]	8.00%	4.00%
US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 1
Plan asset allocation %	[2]	0.00%	0.00%
US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 143	$ 298
Plan asset allocation %		12.00%	24.00%
US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 157	$ 277
Plan asset allocation %		13.00%	22.00%
US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 104	$ 216
Plan asset allocation %	[2]	9.00%	17.00%
US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 23	$ 20
Plan asset allocation %	[2]	2.00%	2.00%
US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 56	$ 47
Plan asset allocation %	[2]	5.00%	4.00%
US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 6	$ 5
Plan asset allocation %	[2]	1.00%	0.00%
US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 13	$ 13
Plan asset allocation %		1.00%	1.00%
US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 64	$ 21
Plan asset allocation %		5.00%	2.00%
US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 17	$ 18
Plan asset allocation %		1.00%	1.00%
US plans | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 15
Plan asset allocation %		0.00%	1.00%
US plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 4
Plan asset allocation %		0.00%	0.00%
US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,139	$ 1,235
US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	76
US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	462	200
US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2	10
US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	92	46
US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	1
US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		143	298
US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		157	277
US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	104	216
US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	23	20
US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	56	47
US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	6	5
US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		64	21
US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	15
US plans | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	4
US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		29	31
US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		13	13
US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		17	18
US plans | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
US plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Total
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		19,972	21,122
UBS AG | Swiss plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[4]	$ 15,772	$ 16,388
Plan asset allocation %		100.00%	100.00%
UBS AG | Swiss plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 83	$ 74
Plan asset allocation %		1.00%	0.00%
UBS AG | Swiss plan | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,808	$ 1,758
Plan asset allocation %		11.00%	11.00%
UBS AG | Swiss plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 383	$ 410
Plan asset allocation %		2.00%	3.00%
UBS AG | Swiss plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 4,417	$ 5,433
Plan asset allocation %		28.00%	33.00%
UBS AG | Swiss plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,569	$ 1,401
Plan asset allocation %		10.00%	9.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3,781	$ 3,919
Plan asset allocation %	[2]	24.00%	24.00%
UBS AG | Swiss plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 544	$ 355
Plan asset allocation %	[2]	3.00%	2.00%
UBS AG | Swiss plan | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 7	$ 14
Plan asset allocation %		0.00%	0.00%
UBS AG | Swiss plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,844	$ 3,016
Plan asset allocation %		18.00%	18.00%
UBS AG | Swiss plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 335	$ 8
Plan asset allocation %		2.00%	0.00%
UBS AG | Swiss plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 10,493	$ 11,304
UBS AG | Swiss plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		83	74
UBS AG | Swiss plan | Quoted in active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		383	410
UBS AG | Swiss plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		3,492	4,615
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,569	1,401
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3,781	3,919
UBS AG | Swiss plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	544	355
UBS AG | Swiss plan | Quoted in active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		316	529
UBS AG | Swiss plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		324	0
UBS AG | Swiss plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		5,279	5,084
UBS AG | Swiss plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,808	1,758
UBS AG | Swiss plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		925	818
UBS AG | Swiss plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | Swiss plan | Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		7	14
UBS AG | Swiss plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2,528	2,486
UBS AG | Swiss plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		11	8
UBS AG | UK plan
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 3,032	$ 3,469
Plan asset allocation %		100.00%	100.00%
UBS AG | UK plan | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 143	$ 163
Plan asset allocation %		5.00%	5.00%
UBS AG | UK plan | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 1,604	$ 1,709
Plan asset allocation %	[2]	53.00%	49.00%
UBS AG | UK plan | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 0	$ 1
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | UK plan | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 26	$ 31
Plan asset allocation %		1.00%	1.00%
UBS AG | UK plan | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 658	$ 1,046
Plan asset allocation %		22.00%	30.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 680	$ 724
Plan asset allocation %	[2]	22.00%	21.00%
UBS AG | UK plan | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 15	$ 21
Plan asset allocation %	[2]	0.00%	1.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 258	$ 147
Plan asset allocation %	[2]	9.00%	4.00%
UBS AG | UK plan | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 51	$ 57
Plan asset allocation %	[2]	2.00%	2.00%
UBS AG | UK plan | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 131	$ 131
Plan asset allocation %		4.00%	4.00%
UBS AG | UK plan | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 1
Plan asset allocation %		0.00%	0.00%
UBS AG | UK plan | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 22	$ 0
Plan asset allocation %		1.00%	0.00%
UBS AG | UK plan | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	$ (556)	$ (563)
Plan asset allocation %	[3]	(18.00%)	(16.00%)
UBS AG | UK plan | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 2,900	$ 3,341
UBS AG | UK plan | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		143	163
UBS AG | UK plan | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	1,604	1,709
UBS AG | UK plan | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	1
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		26	31
UBS AG | UK plan | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		658	1,046
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	587	641
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	15	21
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	258	147
UBS AG | UK plan | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	51	57
UBS AG | UK plan | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		102	103
UBS AG | UK plan | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	(4)
UBS AG | UK plan | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		21	0
UBS AG | UK plan | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	(565)	(575)
UBS AG | UK plan | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		132	127
UBS AG | UK plan | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	93	83
UBS AG | UK plan | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | UK plan | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		28	28
UBS AG | UK plan | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	5
UBS AG | UK plan | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		2	0
UBS AG | UK plan | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[3]	9	11
UBS AG | US and German plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		1,168	1,265
UBS AG | US plans
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,168	$ 1,265
Plan asset allocation %		100.00%	100.00%
UBS AG | US plans | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 27	$ 76
Plan asset allocation %		2.00%	6.00%
UBS AG | US plans | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 462	$ 200
Plan asset allocation %	[2]	40.00%	16.00%
UBS AG | US plans | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 2	$ 10
Plan asset allocation %	[2]	0.00%	1.00%
UBS AG | US plans | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 92	$ 46
Plan asset allocation %	[2]	8.00%	4.00%
UBS AG | US plans | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 3	$ 1
Plan asset allocation %	[2]	0.00%	0.00%
UBS AG | US plans | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 143	$ 298
Plan asset allocation %		12.00%	24.00%
UBS AG | US plans | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 157	$ 277
Plan asset allocation %		13.00%	22.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 104	$ 216
Plan asset allocation %	[2]	9.00%	17.00%
UBS AG | US plans | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 23	$ 20
Plan asset allocation %	[2]	2.00%	2.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 56	$ 47
Plan asset allocation %	[2]	5.00%	4.00%
UBS AG | US plans | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	$ 6	$ 5
Plan asset allocation %	[2]	1.00%	0.00%
UBS AG | US plans | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 13	$ 13
Plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 64	$ 21
Plan asset allocation %		5.00%	2.00%
UBS AG | US plans | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 17	$ 18
Plan asset allocation %		1.00%	1.00%
UBS AG | US plans | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 15
Plan asset allocation %		0.00%	1.00%
UBS AG | US plans | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 4
Plan asset allocation %		0.00%	0.00%
UBS AG | US plans | Quoted in active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 1,139	$ 1,235
UBS AG | US plans | Quoted in active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		27	76
UBS AG | US plans | Quoted in active market | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	462	200
UBS AG | US plans | Quoted in active market | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	2	10
UBS AG | US plans | Quoted in active market | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	92	46
UBS AG | US plans | Quoted in active market | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	3	1
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		143	298
UBS AG | US plans | Quoted in active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		157	277
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	104	216
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	23	20
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	56	47
UBS AG | US plans | Quoted in active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	6	5
UBS AG | US plans | Quoted in active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		64	21
UBS AG | US plans | Quoted in active market | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Quoted in active market | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	15
UBS AG | US plans | Quoted in active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	4
UBS AG | US plans | Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		29	31
UBS AG | US plans | Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	[2]	0	0
UBS AG | US plans | Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		13	13
UBS AG | US plans | Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Insurance contracts
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		17	18
UBS AG | US plans | Other | Asset-backed securities
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		0	0
UBS AG | US plans | Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value		$ 0	$ 0

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification

[3]	Mainly relates to repurchase arrangements on UK treasury bonds.
[4]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.